SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Platform Operator, Crypto Asset [Line Items]
Warrant liability	$ 288,635
Embedded conversion option liabilities	32,128	$ 403,892	$ 133,886
Total	320,763	403,892	133,886
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability	288,635
Embedded conversion option liabilities	32,128	403,892	133,886
Total	$ 320,763	$ 403,892	$ 133,886